INCOME TAX (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Income Tax Statutory Tax Rate PRC [Line Items]
Income before income taxes	$ 83,355	$ 137,742	$ 125,227
Effect of preferential tax treatment	(10,650)	(12,296)	(12,453)
Withholding tax on dividend paid by subsidiaries	2,947
Total	14,386	14,238	26,040
People Republic Of China Subsidiaries [Member]
Income Tax Statutory Tax Rate PRC [Line Items]
Income before income taxes	83,355	137,742	125,227
Expected income tax expense at statutory tax rate in the PRC	20,838	34,436	31,307
Effect of different tax rates in various jurisdictions	2,627	2,109	1,286
Effect of preferential tax treatment	(10,650)	(12,296)	(12,453)
Effect of non-taxable income	0	(4,985)	(6,770)
Effect of additional deductible research and development expenses	(2,385)	(4,716)	(2,772)
Effect of non-deductible expenses	4,608	5,569	8,402
Effect of change in tax rate	(4,835)	(6,613)	(4,191)
Change in valuation allowance	3,964	540	1,475
Tax rate differential on deferred tax items	2,056	(587)	3,139
Withholding tax on dividend paid by subsidiaries	(2,799)	1,252	6,028
Others	962	(471)	589
Total	$ 14,386	$ 14,238	$ 26,040